RELATED PARTIES BALANCES AND TRANSCATIONS - Outstanding Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Trade receivables	$ 266	$ 14
Trade payables	(177)	(574)
Enigma.art LLC
Disclosure of transactions between related parties [line items]
Trade receivables	266	14
Falcon Uru LLC
Disclosure of transactions between related parties [line items]
Trade payables	$ (177)	$ (574)